CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 29, 2025	Jan. 07, 2025	Dec. 31, 2024
Ordinary shares, par value		$ 0.00005	$ 0.00005
Preference shares, par value			$ 0.00005
Class A ordinary shares
Ordinary shares, par value	$ 0.00005			$ 0.00005
Ordinary shares, shares authorized	38,399,870,000			1,599,935,000
Ordinary shares, shares issued	1,867,853,490			1,595,399,890
Ordinary shares, outstanding	1,867,853,490			1,595,399,890
Preference shares, par value		$ 0.00005
Class A preference shares
Preference shares, par value	$ 0.00005			$ 0.00005
Preference shares, shares authorized	65,000	65,000	65,000	65,000
Preference shares, shares issued	65,000			65,000
Preference shares, shares outstanding	65,000			65,000
Class A II preference shares
Preference shares, par value	$ 0.00005			$ 0.00005
Preference shares, shares authorized	65,000	65,000		0
Preference shares, shares issued	65,000			0
Preference shares, shares outstanding	65,000			0
Class B ordinary shares
Ordinary shares, par value	$ 0.00005			$ 0.00005
Ordinary shares, shares authorized	400,000,000	400,000,000		400,000,000
Ordinary shares, shares issued	99			99
Ordinary shares, outstanding	99			99